Restructuring, Writedown of Assets and Lease Loss Accrual - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Writedown Of Asset And Lease Loss Accrual [Line Items]
Non-cash impairment charge from continuing operations	$ 28,700,000
Impairment of goodwill related to the asset management	12,100,000
Impairment of intangible assets primarily related to the Company's DMM and asset management businesses.	15,300,000
Pre-tax impairment charge	114,300,000
Restructuring Charge			24,175,000	3,812,000
Pre-tax restructuring charges			4,400,000	12,900,000
Writedown of assets and lease loss accrual (benefit), net		28,732,000	1,645,000	707,000
Loss from Discontinued Operations, Net of Tax [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Writedown of assets and lease loss accrual (benefit), net			1,300,000	300,000
Employee Severance [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Restructuring Charge			13,700,000
Writedown Lease and Contract Termination [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Restructuring Charge			2,200,000
Capitalized Software, Intangible Asset and Goodwill [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Restructuring Charge			8,300,000
Excess real estate capacity [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Writedown of assets and lease loss accrual (benefit), net			$ 1,600,000	$ 700,000